Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	[1]	£ 143.4		£ 149.1
Payments due to vendors, Non-current	[2]	100.3		251.7
Payments due to vendors		243.7	[2]	400.8	[2]	£ 584.5
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	[2]	143.4		149.1
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	36.3		140.0
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	34.6		36.6
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	12.3		44.0
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	7.7		17.1
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	£ 9.4		£ 14.0

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.